Events after the reporting period (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 27, 2018 USD ($)	Feb. 28, 2018 facility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Feb. 01, 2018	Feb. 15, 2017 USD ($)
Amended Revolving Credit Facility
Percentage of voting equity interests acquired						100.00%
Repaid | $			$ 453,948	$ 81,237	$ 139,619
Amended revolving credit facility
Amended Revolving Credit Facility
Principal amount | $							$ 200,000
Major business combination | Ferromanganese Product Line
Amended Revolving Credit Facility
Number of combined tons sold | item				160,000
Number of Tons Sold | item				135,000
Major business combination | Siliconmanganese Product Line
Amended Revolving Credit Facility
Number of combined tons sold | item				110,000
Number of Tons Sold | item				132,000
Major business combination | Glencore
Amended Revolving Credit Facility
Period for marketing and procurement of manganese ores		10 years
Number of facilities | facility		2
Earn-out payment payable, period		8 years 6 months
New borrowing | Amended revolving credit facility
Amended Revolving Credit Facility
Repaid | $	$ 88,316
New borrowing | New Revolving Credit Facility
Amended Revolving Credit Facility
Principal amount | $	$ 250,000